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March 10, 2006

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT B
    Merrill Lynch Retirement Plus Separate Account B - 33-45379

Commissioners:

Merrill Lynch Life Insurance Company (the "Company"), on behalf of Registrant, has sent or will send to contract owners the annual reports for the period ended December 31, 2005, for the following underlying mutual funds ("Funds") in which Registrant invests:

ANNUAL REPORT FILINGS

FAM VARIABLE SERIES FUNDS, INC.
Mercury Domestic Money Market V.I. Fund

The Company understands that the Fund has filed or will file its annual reports with the Commission under separate cover.

Please direct any question or comment regarding the enclosed to the undersigned at (609) 274-5395.

Very truly yours,


/s/ Kirsty Lieberman
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                      Merrill Lynch Life Insurance Company
                            1300 Merrill Lynch Drive
                              Pennington, NJ 08534